Document and Entity Information	3 Months Ended
Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Trading Symbol	MIME
Entity Registrant Name	MIMECAST LTD
Entity Central Index Key	0001644675